SCHEDULE OF NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenue - Aircraft usage	$ 89	$ 32,546
Revenue - Managed aircraft		7,224
Costs of Revenue - Aircraft usage	65	43,488
Cost of Revenue - Managed aircraft		6,610
Selling, general and administrative	406	19,035
Other income from discontinued operations	5,530	9,902
Income (loss) from discontinued operations before provision for taxes	5,148	(19,461)
Benefit for taxes from discontinued operations	829
Net income (loss) from discontinued operations, net	4,319	(19,461)
Accounts receivable, net	13	1,027
Prepaid and other assets	254	1,254
Property and equipment, net		3
Intangibles, net		1,200
Goodwill		635
Total assets associated with discontinued operations	267	4,119
Accounts payable and accrued liabilities	1,307	6,344
Credit facility and other loans		918
Customer deposits and deferred revenue	284	5,156
Deferred income tax liability		305
Total liabilities associated with discontinued operations	$ 1,591	$ 12,723